Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001464413
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2019
Prospectus Date	rr_ProspectusDate	Jul. 01, 2019